Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjusted Earnings Per Share [Abstract]
Basic earnings	£ 5,704	£ 6,032	£ 37,485
Effect of restructuring and integration costs (basic)	565	363	600
Tax and non-controlling interests on restructuring and integration costs (basic)	(101)	(83)	(133)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	675	377	383
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(115)	(78)	(90)
Effect of associates' adjusting items net of tax (basic)	(25)	(32)	(23,197)
Effect of Quebec class action (basic)	436
Tax on Quebec class action (basic)	(124)
Effect of Russia excise dispute (basic)	202
Tax on Russia excise dispute (basic)	(16)
Effect of hyperinflation on Venezuela retained earnings (basic)		65
Other adjusting items (basic)	236	184	534
Tax effect on other adjusting items (basic)	(50)	(44)	(184)
Deferred tax relating to changes in tax rates (basic)	(49)	(79)	(9,586)
Release of deferred tax on unremitted earnings from associates (basic)			(180)
Effect of interest on FII GLO settlement and other (basic)	80	41	43
Effect of retrospective guidance on WHT (basic)		55
Effect of adjusting finance costs in relation to acquisition of RAI (basic)			153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (basic)			(49)
Effect of hedge ineffectiveness (basic)			9
Tax effect on hedge ineffectiveness (basic)			(2)
Adjusted Earnings	£ 7,418	£ 6,801	£ 5,786
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.497	£ 2.640	£ 18.339
Effect of restructuring and integration costs per share (basic)	0.247	0.159	0.294
Tax and non-controlling interests on restructuring and integration costs per share (basic)	(0.044)	(0.036)	(0.065)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	0.296	0.165	0.187
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(0.050)	(0.034)	(0.044)
Effect of associates' adjusting items net of tax per share (basic)	(0.011)	(0.014)	(11.349)
Effect of Quebec class action per share (basic)	0.191
Tax on Quebec class action per share(basic)	(0.054)
Effect of Russia excise dispute per share (basic)	0.089
Tax on Russia excise dispute per share (basic)	(0.007)
Effect of hyperinflation on Venezuela retained earnings per share (basic)		0.028
Other adjusting items per share (basic)	0.103	0.080	0.261
Tax effect on other adjusting items per share (basic)	(0.022)	(0.019)	(0.089)
Deferred tax relating to changes in tax rates per share (basic)	(0.022)	(0.035)	(4.690)
Release of deferred tax on unremitted earnings from associates per share (basic)			(0.088)
Effect of interest on FII GLO settlement and other per share (basic)	0.035	0.018	0.021
Effect of retrospective guidance on WHT (basic)		0.024
Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)			0.075
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)			(0.024)
Effect of hedge ineffectiveness per share (basic)			0.004
Tax effect on hedge ineffectiveness per share (basic)			(0.001)
Adjusted earnings per share (basic)	£ 3.248	£ 2.976	£ 2.831
Diluted earnings	£ 5,704	£ 6,032	£ 37,485
Effect of restructuring and integration costs (diluted)	565	363	600
Tax and non-controlling interests on restructuring and integration costs (diluted)	(101)	(83)	(133)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	675	377	383
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(115)	(78)	(90)
Effect of associates' adjusting items net of tax (diluted)	(25)	(32)	(23,197)
Effect of Quebec class action (diluted)	436
Tax on Quebec class action (diluted)	(124)
Effect of Russia excise dispute (diluted)	202
Tax on Russia excise dispute (diluted)	(16)
Effect of hyperinflation on Venezuela retained earnings (diluted)		65
Other adjusting items (diluted)	236	184	534
Tax effect on other adjusting items (diluted)	(50)	(44)	(184)
Deferred tax relating to changes in tax rates (diluted)	(49)	(79)	(9,586)
Release of deferred tax on unremitted earnings from associates (diluted)			(180)
Effect of interest on FII GLO settlement and other (diluted)	80	41	43
Effect of retrospective guidance on WHT (diluted)		55
Effect of adjusting finance costs in relation to acquisition of RAI (diluted)			153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (diluted)			(49)
Effect of hedge ineffectiveness (diluted)			9
Tax effect on hedge ineffectiveness (diluted)			(2)
Adjusted earnings (diluted)	£ 7,418	£ 6,801	£ 5,786
Diluted earnings per share	£ 2.490	£ 2.632	£ 18.276
Effect of restructuring and integration costs per share (diluted)	0.247	0.158	0.293
Tax and non-controlling interests on restructuring and integration costs per share (diluted)	(0.044)	(0.036)	(0.065)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	0.295	0.164	0.187
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	(0.050)	(0.034)	(0.044)
Effect of associates' adjusting items net of tax per share (diluted)	(0.011)	(0.014)	(11.310)
Effect of Quebec class action (diluted)	0.190
Tax on Quebec class action (diluted)	(0.054)
Effect of Russia excise dispute (diluted)	0.088
Tax on Russia excise dispute (diluted)	(0.007)
Effect of hyperinflation on Venezuela retained earnings (diluted)		0.028
Other adjusting items per share (diluted)	0.103	0.080	0.260
Tax effect on other adjusting items per share (diluted)	(0.022)	(0.019)	(0.089)
Deferred tax relating to changes in tax rates per share (diluted)	(0.022)	(0.034)	(4.674)
Release of deferred tax on unremitted earnings from associates per share (diluted)			(0.088)
Effect of interest on FII GLO settlement and other per share (diluted)	0.035	0.018	0.021
Effect of retrospective guidance on WHT (diluted)		0.024
Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)			0.075
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)			(0.024)
Effect of hedge ineffectiveness per share (diluted)			0.004
Tax effect on hedge ineffectiveness per share (diluted)			(0.001)
Adjusted earnings per share (diluted)	£ 3.238	£ 2.967	£ 2.821